RECEIVABLES - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Receivables [Abstract]
Contractual payments period	30 days
Receivables delinquency period	90 days
Foreign currency translation and other	$ 15